Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31